Long-Term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended								1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2011 USD ($)	Aug. 31, 2006	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2009	Apr. 16, 2008 Eurodollar Loans [Member] USD ($)	Mar. 31, 2011 Revolving credit commitments [Member] USD ($)	Dec. 31, 2012 Revolving credit commitments [Member] USD ($)	Dec. 31, 2011 Revolving credit commitments [Member] USD ($)	Mar. 31, 2011 New revolving credit commitments [Member] USD ($)	Dec. 31, 2012 7.75% Senior Notes Due 2018 [Member] USD ($)	Feb. 29, 2012 Subsequent Event [Member] USD ($)	Aug. 31, 2006 11.125% Senior Discount Notes Due 2016 [Member] EUR (€)	Mar. 31, 2011 11.125% Senior Discount Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 Private placement debenture loan due 2011 [Member] JPY (¥)	May 31, 2011 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member]	Apr. 30, 2012 Private placement debenture loan due April 2011 [Member] EUR (€)	Feb. 29, 2012 Private placement debenture loan due April 2011 [Member] EUR (€)	Dec. 31, 2012 Debenture loans [Member]	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2009 Other loans [Member] USD ($)	Dec. 31, 2012 Other loans [Member] Euro denominated variable rate senior secured term loans due 2013 [Member]	Dec. 31, 2012 Other loans [Member] Euro denominated variable rate senior secured term loans due 2016 [Member]	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 [Member] USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 [Member] USD ($)	Feb. 28, 2011 12.50% Senior Subordinated discount notes due 2016 [Member] USD ($)	Aug. 31, 2006 12.50% Senior Subordinated discount notes due 2016 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member]	Dec. 31, 2012 Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Senior secured term loan due 2016 [Member] Base rate loans [Member]	Jan. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 31, 2011 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Oct. 31, 2012 4.50% Senior Notes due 2020 [Member] USD ($)	Apr. 30, 2009 11.50% Senior Notes Due 2016 [Member] USD ($)	Oct. 31, 2012 11.50% Senior Notes Due 2016 [Member] Prepaid its 8.50% Senior Secured Term Loan due 2017 [Member] USD ($)	Nov. 30, 2010 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 [Member] USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 9% Senior Notes due 2014 [Member]	Dec. 31, 2010 9% Senior Notes due 2014 [Member]	Dec. 31, 2010 9% Senior Notes due 2014 [Member] Eurodollar Loans [Member] EUR (€)	Aug. 31, 2006 9% Senior Notes due 2014 [Member] Eurodollar Loans [Member] EUR (€)	Jan. 31, 2009 11.625% Senior Notes Due 2014 [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2011 Minimum [Member]	Feb. 29, 2012 Minimum [Member] Subsequent Event [Member]	Dec. 31, 2012 Minimum [Member] LIBOR Rate [Member] Floating rate [Member]	Dec. 31, 2012 Minimum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2016 [Member] Base rate loans [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2013 [Member] Base rate loans [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2011 Maximum [Member]	Feb. 29, 2012 Maximum [Member] Subsequent Event [Member]	Dec. 31, 2012 Maximum [Member] LIBOR Rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2016 [Member] Base rate loans [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2013 [Member] Base rate loans [Member]	Jan. 12, 2012 Luxco owned [Member]	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Feb. 28, 2013 Luxco owned [Member] Subsequent Event [Member]	Dec. 31, 2012 Nielsen's common stock [Member] USD ($)	Mar. 31, 2012 Nielsen's common stock [Member] USD ($)	Feb. 28, 2013 Nielsen's common stock [Member] Subsequent Event [Member] USD ($)
Initial public offering of shares	82,142,858				82,142,858
Par value of common stock							€ 0.07	€ 0.07	€ 0.07
Issue price per share	$ 23.00
Proceeds from initial offering	$ 1,801
Underwriter discounts	88
Issuance of Mandatory Convertible Subordinated Bonds																																						288,000,000	288,000,000
Debt instrument, stated interest rate																			11.125%	2.50%		6.75%		6.75%							11.50%	11.625%	12.50%					6.25%	6.25%
Proceeds from issuance of bonds																																						277,000,000	277,000,000
Underwriter discounts on issue of bonds																																						11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date																																						Feb. 01, 2013	Feb. 01, 2013	Oct. 01, 2020
Bonds converted to common stock				10,416,700																																															10,416,700									12,499,925
Conversion rate	$ 50			$ 0.5000
Number of shares issued per bond conversion																																																			1.8116	1.8116								2.1739	2.1739
Initial price per share				$ 23.00
Threshold appreciation price per share	$ 27.6			$ 27.60
Common stock conversion per share price				$ 27.60
Advisory Agreements net proceeds				2,078,000,000
Payment to redeem outstanding senior notes																			495,000,000												201,000,000	129,000,000	1,133,000,000
Face value of senior notes redeemed																															164,000,000	107,000,000	999,000,000
Senior notes outstanding																															467,000,000	307,000,000
Principal amount of senior notes																															500,000,000	330,000,000	1,070,000,000
Percentage for aggregate principal amount																			104.87%														105.89%
Debt extinguishment charge			231,000,000	231,000,000
Number of shares owned				362,519,883	359,647,605	276,059,333				276,156,839																																																											195,463,201	236,266,399	270,746,445	195,463,201
Percentage of owned shares																																																																					52.00%	65.00%	75.00%	52.00%
Number of shares offered through public offering				362,733,010	360,107,359																																																																				34,500,000	34,500,000	40,814,883
common stock par value																																																																									$ 30.25	$ 30.25	$ 32.55
Original principal amount repaid																	3.33%																		0.25%
Federal funds rate plus				0.50%
Company's secured leverage ratio in case of base rate loans																																																										2.00%	1.00%								2.25%	1.25%
Applicable margin for senior secured term loans, base rate loans																																				3.75%	2.75%
Total leverage ratio for base rate loans																																																								3.25%	2.25%								3.75%	2.75%
Senior Secured Credit Agreement amortizing term, amended																	5 years
Senior Secured Credit Agreement amended, principal amount																	1,222,000,000
Margin under term loan facility																																																					0.75%									1.50%
Margin on LIBOR loans																																																					1.75%									2.50%
Debt instrument, maturity date																	2017-02-28
Principal amount of notes issued																1,080,000,000	750,000,000																							800,000,000	500,000,000
Original principal amount paid in first year																	5.00%
Original principal amount paid in second year																	5.00%
Original principal amount paid in third year																	10.00%
Original principal amount paid in fourth year																	10.00%
Original principal amount paid in fifth year																	70.00%
Net restricted assets, subsidiary entities				5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage				65.00%
Debt instrument, maximum borrowing capacity												688,000,000			635,000,000
Debt instrument, maturity date												Aug. 01, 2012			Apr. 01, 2016
Debt instrument, interest rate																																																						2.25%	1.25%								3.50%	2.50%
Credit commitment fee percentage																																																			0.375%									0.75%
Borrowings, outstanding													0	0
Letters of credit, outstanding													13,000,000	19,000,000
Debt instrument, remaining borrowing capacity													622,000,000
Redemption of Senior notes and Senior subordinated discount notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																									101.00%
Interest rate																7.75%		11.125%																12.50%						4.50%	11.50%			10.00%		9.00%				11.625%
Maturity price of Senior Notes																																								800,000,000
Cash proceeds from issue of notes, net of fees and expenses																1,065,000,000																								788,000,000	452,000,000									290,000,000
Incurring cost																																										115,000,000
Issue price of notes																1,085,000,000																									461,000,000									297,000,000
Senior Notes Maturity Date		2014														2018		2016				2012												2016							2016									2014
Issue of notes																		343,000,000																1,070,000,000										650,000,000					150,000,000
Additional Notes issued																																													220,000,000					330,000,000
Redemption of Senior notes																																											870,000,000
Redemption of notes at a percentage of aggregate principal amount																																											105.00%				104.50%
Redemption of Senior notes																																																150,000,000
Loss on redemption											90,000,000
Repayment of debt																				4,000,000,000	50,000,000		50,000,000	30,000,000
Acquisition price per share				$ 48
Unsecured note or loan amount commitment				1,300,000,000
Foreign currency translation adjustment, net of tax																										43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																										17,000,000
Maturity Date Of Term Loan																													2013	2016
Deferred financing costs				60,000,000	73,000,000
Issue of Notes to Related Parties				412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors				20,000,000	26,000,000	29,000,000
Effective interest rates on capital Leases and other financing activities																																																			8.00%									10.00%
Interest expense related to capital leases and other financing transactions				9,000,000	10,000,000	11,000,000
Proceeds to be received under non-cancelable subleases				$ 5,000,000